Long-Term Bank Loans (Details) ¥ in Millions		12 Months Ended
	Nov. 23, 2023 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Nov. 23, 2023 CNY (¥)
Long-Term Bank Loans [Line Items]
Interest expenses		$ 304,516	$ 190,184	$ 199,852
LRC Bank [Member]
Long-Term Bank Loans [Line Items]
Borrowing amount	$ 2,137,483				¥ 15
Working capital term	2 years				2 years
Debt Instrument, Maturity Date	Nov. 14, 2025
Fixed interest rate	3.95%				3.95%